Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Loss Per Share Attributable to Common Stockholders [Line Items]
Net Loss Per Share Attributable to Common Stockholders

Note 14 — Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the calculation of basic and diluted net loss per share attributable to common stockholders during the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net loss attributable to Nuvve Holding Corp. common stockholders	$(8,575,188)	$(6,720,547)	$(24,697,046)	$(17,071,274)
Weighted-average shares used to compute net loss per share attributable to Nuvve common stockholders, basic and diluted	32,191,013	21,952,882	28,172,399	19,972,016
Net Loss per share attributable to Nuvve common stockholders, basic and diluted	$(0.27)	$(0.31)	$(0.88)	$(0.85)

The following outstanding shares of common stock equivalents were excluded from the calculation of the diluted net loss per share attributable to Nuvve common stockholders because their effect would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Stock options issued and outstanding	2,569,904	2,649,652	2,556,719	2,624,818
Nonvested restricted stock issued and outstanding	512,129	1,117,868	458,234	952,068
Public warrants	2,875,000	2,875,000	2,875,000	2,875,000
Private warrants	136,250	136,250	136,250	136,250
PIPE warrants	1,353,750	1,353,750	1,353,750	1,353,750
Stonepeak and Evolve warrants	6,000,000	6,000,000	6,000,000	6,000,000
Stonepeak and Evolve options	5,000,000	5,000,000	5,000,000	5,000,000
Institutional/Accredited Investor Warrants	4,000,000	2,739,130	4,000,000	923,077
Total	22,447,033	22,741,324	22,379,953	20,158,040

Note 14 — Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the calculation of basic and diluted net loss per share attributable to common stockholders:

	Years Ended December 31,
	2022	2021
Net loss attributable to Nuvve Holding Corp. common stockholders	$(24,928,377)	$(72,842,401)
Weighted-average shares used to compute net loss per share attributable to Nuvve common stockholders, basic and diluted	20,971,896	16,654,495
Net Loss per share attributable to Nuvve common stockholders, basic and diluted	$(1.19)	$(4.37)

The following outstanding shares of common stock equivalents were excluded from the calculation of the diluted net loss per share attributable to Nuvve common stockholders because their effect would have been anti-dilutive:

	Years Ended December 31,
	2022	2021
Stock options issued and outstanding	2,604,927	2,424,410
Nonvested restricted stock issued and outstanding	958,273	709,263
Public warrants	2,875,000	3,033,548
Private warrants	136,250	143,764
PIPE warrants	1,353,750	1,428,405
Stonepeak and Evolve warrants	6,000,000	5,029,412
Stonepeak and Evolve options	5,000,000	4,191,176
Institutional/Accredited Investor Warrants	1,698,630	—
Total	20,626,830	16,959,978